Financial Instruments (Details) - Schedule of company's foreign currency denominated financial assets and financial liabilities	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Financial Instruments (Details) - Schedule of company's foreign currency denominated financial assets and financial liabilities [Line Items]
Assets	$ 19,912,801	$ 13,527,717	$ 2,086,774
Liabilities	32,104	21,810	39,979
US Dollars [Member]
Financial Instruments (Details) - Schedule of company's foreign currency denominated financial assets and financial liabilities [Line Items]
Assets	18,061,483	12,270,029	548,764
Liabilities	31,233	21,218	39,979
Euros [Member]
Financial Instruments (Details) - Schedule of company's foreign currency denominated financial assets and financial liabilities [Line Items]
Assets	1,826	1,240	2,272
Liabilities	871	592
Israeli New Shekel [Member]
Financial Instruments (Details) - Schedule of company's foreign currency denominated financial assets and financial liabilities [Line Items]
Assets	1,849,492	1,256,448	1,535,738
Liabilities